Fully Benefit-Responsive Investment Contracts	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully Benefit-Responsive Investment Contracts	Fully Benefit-Responsive Investment Contracts
The Master Trust invests in a stable value fund which holds traditional and synthetic guaranteed investment contracts ("GICs") that are reported at contract value. Managed separate account GICs are investment contracts invested in insurance company separate accounts, established for the sole benefit of the stable value fund participants. Investment contracts accrue interest based on credit rates established by contract issuers. The synthetic GICs simulate the performance of guaranteed investment contracts through an issuer’s guarantee of a specific interest rate (the wrapper contract) and a portfolio of financial instruments which include intermediate bond funds and money market funds. Contract value is the relevant measurement attributable to a GIC because it is the amount participants would receive if they were to initiate permitted transactions under the terms of the plan.
Certain events can limit the ability of the Plan to transact at contract value. Such events include, but are not limited to, complete or partial termination of the Plan or merger with another plan, divestitures of a subsidiary that cause a significant withdrawal from the Plan, or failure of the Plan or Master Trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA.
Investment contracts generally impose conditions on the Plan. If an event of default occurs and is not cured, the issuer may terminate the contract. These events may include a breach of material obligation under the contract or a material amendment to the Plan agreement that is not approved and accepted by the issuer. These events may limit the ability of the plan to transact at contract value. Plan management believes that the occurrence of an event that would cause the Master Trust to transact at less than contract value is not probable.
The following were investment contracts held by the Master Trust:

(in thousands)	2025	2024
Traditional Investment Contracts	$17,013	$31,964
Synthetic GICs	546,567	618,800
Total	$563,580	$650,764